Shareholder Report, Holdings (Details) - C000249078	Feb. 28, 2025
81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Equity
Holdings [Line Items]
Percent of Net Asset Value	75.40%
BABA C118_20250317_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
87612E106Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
806857108Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
92343V104Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
172967424Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
75513E101Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
717081103Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
88160R101Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
594918104Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
78464A870Equity
Holdings [Line Items]
Percent of Net Asset Value	75.40%